June 29, 2017

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:       Prudential Investment Portfolios 5 Form N-1A

Post-Effective Amendment No. 48 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 48 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-82621

Investment Company Act No. 811-09439

Dear Sir or Madam:

On behalf of Prudential 60/40 Allocation Fund (the “Fund”), a new series of Prudential Investment Portfolios 5 (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 48 to the Registration Statement under the 1933 Act; Amendment No. 48 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a)(2) under the 1933 Act in order to add the Fund as a new series of the Trust.

The Fund intends to file a subsequent post-effective amendment on or about September 12, 2017 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that the staff of the Securities and Exchange Commission (the “Staff”) recently reviewed Amendment No. 46 to the Trust’s Registration Statement under the 1940 Act filed on September 23, 2016 (the “Prior Amendment”) and the Registration Statement includes the Staff’s comments to the Prior Amendment, which became effective on December 13, 2016. The Amendment includes substantially similar disclosure to the Prior Amendment.

In addition, the Amendment contains all applicable Staff comments made to the following registration statements of mutual funds in the same fund complex as the Fund (collectively the “Prior Registration Statements”): Prudential Investment Portfolios 5, Registration Statement on Form N-1A, effective December 13, 2016 (File No. 333-82621 and No. 811-09439); Prudential Investment Portfolios 2, Registration Statement on Form N-1A/A, effective May 17, 2017 (File No. 333-215689 and No. 811-09999); Prudential Investment Portfolios 9, Registration Statement on Form N-1A, effective December

13, 2016 (File No. 333-66895 and No. 811-09101); Prudential Investment Portfolios 3, Registration Statement on Form N-1A, effective on July 9, 2015 (File No. 333-95849 and 811-09805); Prudential Investment Portfolios 3, Registration Statement on Form N-1A, effective on April 21, 2015 (File No. 333-95849 and 811-09805); Prudential World Fund, Registration Statement on Form N-1A, effective on September 24, 2013 (File No. 002-89725 and 811-03981); Prudential Investment Portfolios 15, Registration Statement on Form N-1A, effective on October 26, 2012 (File No. 002-63394 and 811-02896); Prudential Investment Portfolios 12, effective December 21, 2010 (File No. 333-42705, and 811-08565), Prudential Investment Portfolios 17, effective December 23, 2013 (File No. 33-55441, and 811-07215), Prudential Investment Portfolios 18, effective December 18, 2013 (File No. 333-43491, and 811-08587), (collectively the “Prior Registration Statements”).

The Amendment contains all applicable Staff comments to the Prior Registration Statements.

Since the Amendment is substantially similar to the Prior Amendment and the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the staff, except with respect to the sections that the registrant has noted as being substantially different.

The Amendment will go effective on September 12, 2017 and we would appreciate receiving the Staff’s comments, if any, on or about August 14, 2017.

Any questions or comments with respect to the Registration Statement may be communicated to Diana Huffman at (973) 367-8982.

Sincerely,

/s/ Diana Huffman

Diana Huffman

Vice President & Corporate Counsel